Accounts Receivable, Net - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 112,433	$ 17,231	¥ 101,934
Allowance for doubtful accounts	(24,215)	(3,711)	(13,112)
Accounts Receivable, Net	¥ 88,218	$ 13,520	¥ 88,822